ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

November 24, 2021	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: State Street Institutional Funds (Registration Nos. 333-29337 and 811-08257)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Funds (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 55 to the Trust’s Registration Statement under the Securities Act and Amendment No. 57 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 55/57”), including (i) the Prospectus for State Street Institutional Premier Growth Equity Fund and State Street Institutional Small-Cap Equity Fund (together, the “Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) other information, the signature page, and exhibits.

Amendment No. 55/57 relates solely to the Funds (notwithstanding the use of a combination SAI that references other series of the Trust). No information contained herein is intended to amend or supersede any prior filing relating to any series of the Trust other than the Funds. The principal reason that this Amendment No. 55/57 is being filed pursuant to Rule 485(a) as opposed to Rule 485(b) is to reflect: (i) State Street Institutional Premier Growth Equity Fund’s change to a non-diversified fund; and (ii) the replacement of one of State Street Institutional Small-Cap Equity Fund’s sub-advisers. It is intended that Post-Effective Amendment No. 55/57 become effective 60 days after filing, pursuant to paragraph (a)(1) of Rule 485.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at

(617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures